S000004363 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	265 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
ICE U.S. Treasury Inflation Linked Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.88%	1.09%	3.07%
iShares TIPS Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	0.89%	2.90%
Performance Inception Date					Dec. 04, 2003
iShares TIPS Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	(0.69%)	1.70%
iShares TIPS Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.96%	0.00%	1.72%

[1]	The ICE U.S. Treasury Inflation Linked Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) through January 31, 2023 and the ICE U.S. Treasury Inflation Linked Bond Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.